Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Trade and Other Receivables [Abstract]
Summary of Trade and Other Receivables	Trade and Other Receivables

In $000s	At December 31, 2024	At December 31, 2023

Trade receivables	$18,648	$15,154
Other receivables	1,307	911
Total trade and other receivables	$19,955	$16,065